Reverse Stock Split - Additional Information (Detail)	0 Months Ended	12 Months Ended
	Sep. 25, 2014	Dec. 31, 2014
Equity [Abstract]
Stock split ratio	0.33
Stockholders' equity note, stock split description		On September 25, 2014, the Company’s Board of Directors approved a 1-for-3 reverse stock split of the Company’s common stock. The reverse stock split became effective on September 25, 2014. Upon the effectiveness of the reverse stock split, (i) every three shares of outstanding common stock was combined into one share of common stock, (ii) the number of shares of common stock into which each outstanding warrant or option to purchase common stock is exercisable was proportionally decreased, (iii) the exercise price of each outstanding warrant or option to purchase common stock was proportionately increased, and (iv) the conversion ratio for each share of preferred stock outstanding was proportionately reduced.